Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Transportation Portfolio

November 30, 2019

TRN-QTLY-0120
1.810722.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Aerospace & Defense - 0.4%
Aerospace & Defense - 0.4%
Northrop Grumman Corp.	4,000	$1,407,080
Air Freight & Logistics - 22.1%
Air Freight & Logistics - 22.1%
Air Transport Services Group, Inc. (a)	238,600	5,871,946
Atlas Air Worldwide Holdings, Inc. (a)	7,300	190,457
C.H. Robinson Worldwide, Inc. (b)	95,696	7,354,238
Echo Global Logistics, Inc. (a)	59,700	1,195,791
Expeditors International of Washington, Inc.	187,100	13,987,596
FedEx Corp.	126,750	20,286,338
Hub Group, Inc. Class A (a)(b)	37,300	1,904,911
United Parcel Service, Inc. Class B	313,974	37,592,107
		88,383,384
Airlines - 21.8%
Airlines - 21.8%
Alaska Air Group, Inc.	88,600	6,114,286
American Airlines Group, Inc.	117,400	3,374,076
Delta Air Lines, Inc.	123,602	7,083,631
Hawaiian Holdings, Inc. (b)	41,200	1,247,948
JetBlue Airways Corp. (a)	62,900	1,212,083
Mesa Air Group, Inc. (a)	130,900	951,643
SkyWest, Inc.	285,200	17,864,928
Southwest Airlines Co.	344,600	19,862,744
Spirit Airlines, Inc. (a)	139,393	5,446,085
United Continental Holdings, Inc. (a)	214,600	19,914,880
WestJet Airlines Ltd.	166,100	3,802,681
		86,874,985
Commercial Services & Supplies - 0.9%
Diversified Support Services - 0.9%
Boyd Group Income Fund	25,000	3,752,541
Marine - 2.3%
Marine - 2.3%
A.P. Moller - Maersk A/S Series A	300	389,518
Kirby Corp. (a)	86,700	7,314,879
Matson, Inc.	37,895	1,430,157
		9,134,554
Road & Rail - 47.9%
Railroads - 41.7%
CSX Corp.	374,546	26,795,021
Genesee & Wyoming, Inc. Class A (a)	88,200	9,829,890
Kansas City Southern	123,400	18,808,628
Norfolk Southern Corp.	169,450	32,788,575
Union Pacific Corp.	444,095	78,156,278
		166,378,392
Trucking - 6.2%
AMERCO	9,300	3,368,646
Avis Budget Group, Inc. (a)	73,300	2,180,675
Hertz Global Holdings, Inc. (a)(b)	148,591	2,303,161
J.B. Hunt Transport Services, Inc.	21,800	2,520,516
Knight-Swift Transportation Holdings, Inc. Class A	23,100	854,469
Marten Transport Ltd.	46,000	971,980
Ryder System, Inc.	81,425	4,273,998
Saia, Inc. (a)	12,100	1,148,290
Universal Logistics Holdings, Inc.	69,300	1,381,842
Werner Enterprises, Inc.	162,783	5,983,903
		24,987,480

TOTAL ROAD & RAIL		191,365,872

Trading Companies & Distributors - 0.6%
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	34,900	2,157,169
Transportation Infrastructure - 0.8%
Airport Services - 0.8%
Macquarie Infrastructure Co. LLC	79,100	3,318,245
TOTAL COMMON STOCKS
(Cost $226,466,017)		386,393,830

Money Market Funds - 3.7%
Fidelity Cash Central Fund 1.61% (c)	12,492,862	12,495,360
Fidelity Securities Lending Cash Central Fund 1.61% (c)(d)	2,432,234	2,432,477
TOTAL MONEY MARKET FUNDS
(Cost $14,927,837)		14,927,837
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $241,393,854)		401,321,667
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(2,125,430)
NET ASSETS - 100%		$399,196,237

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$218,673
Fidelity Securities Lending Cash Central Fund	8,690
Total	$227,363

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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